BASIC AND DILUTED INCOME PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Summary of Income Per Share Calculation
Basic net income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the period (amounts are in USD thousand except shares and per share amounts).

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Net income for the period attributable to shareholders	6,930	278	14,229	6,873
Weighted-average number of ordinary shares, basic	36,724,946	37,082,794	36,906,748	36,757,214
Net income per share attributable to shareholders, basic	0.19	0.01	0.39	0.19

Net income for the period attributable to shareholders	6,930	278	14,229	6,873
Weighted-average number of ordinary shares, diluted	36,990,785	38,462,183	37,212,252	38,123,560
Net income per share attributable to shareholders, diluted	0.19	0.01	0.38	0.18

The calculation of diluted income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Weighted-average number of ordinary shares, basic	36,724,946	37,082,794	36,906,748	36,757,214
Effect of share options and warrants	265,839	446,791	305,504	433,748
Effect of contingently issuable ordinary shares related to business combinations	—	932,598	—	932,598
Weighted-average number of ordinary shares, diluted	36,990,785	38,462,183	37,212,252	38,123,560